Financial Instruments - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
NTD:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 258,227,000	$ 516,275,000
Exchange rate, Financial assets	0.034%	0.03%
Book value, Financial assets	$ 8,828,273	$ 15,732,406
Monetary items
Foreign currency amount, Financial liabilities	$ 1,045,084,000	$ 496,173,000
Exchange rate, Financial liabilities	0.034%	0.03%
Book value, Financial liabilities	$ 35,729,378	$ 15,119,853
EGP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 2,130,636,000	$ 2,594,496,000
Exchange rate, Financial assets	0.02%	0.02%
Book value, Financial assets	$ 42,433,740	$ 50,852,122
Monetary items
Foreign currency amount, Financial liabilities	$ 88,586,000	$ 89,942,000
Exchange rate, Financial liabilities	0.02%	0.02%
Book value, Financial liabilities	$ 1,762,866	$ 1,762,866
GBP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 13,916,000	$ 21,733,000
Exchange rate, Financial assets	1.37%	1.26%
Book value, Financial assets	$ 19,065,463	$ 27,383,676
Monetary items
Foreign currency amount, Financial liabilities	$ 65,913,000	$ 60,172,000
Exchange rate, Financial liabilities	1.37%	1.26%
Book value, Financial liabilities	$ 90,300,740	$ 75,816,160